Fair Value of Financial Instruments - Narrative (Details) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net unrealized appreciation (depreciation)	$ 8,964	$ 6
Net unrealized gains (losses)	$ 8,969	$ 6